INVESTMENTS (Details) (USD $)				0 Months Ended				0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 05, 2014 Affiliated Entity [Member] Bio-Tech Medical Software [Member]	Jun. 05, 2014 Affiliated Entity [Member] MedVend Holdings LLC [Member]	Sep. 30, 2014 Affiliated Entity [Member]	Feb. 08, 2013 Bio-Tech Medical Software [Member] Maximum [Member]	Feb. 27, 2014 Bio-Tech Medical Software [Member]	Feb. 08, 2013 Bio-Tech Medical Software [Member]	May 12, 2013 MedVend Holdings LLC [Member] Amount Paid Upon Execution of the Contract [Member]	May 12, 2013 MedVend Holdings LLC [Member] Amount Disbursed as an Additional Investment [Member]	May 12, 2013 MedVend Holdings LLC [Member]
INVESTMENTS (Details) [Line Items]
Investment, Authorized Shares Available for Purchase (in Shares)							833,333
Equity Method Investment, Ownership Percentage							25.00%					50.00%
Investment, Purchase Price							$ 1,500,000
Equity Method Investment, Additional Information									The Company advanced $600,000 upon execution of this agreement for the right to purchase with the remaining balance of $900,000 due and payable in installments at various dates by August 25, 2013. On June 26, 2013, the Company notified Bio-Tech that it was canceling the agreement.			In May 2013, the three members of MedVend were named in a lawsuit by that entity’s minority shareholders alleging improper conveyance of the three members’ ownership interest in MedVend to the Company. Accordingly, also in May 2013, Medbox filed suit against MedVend and the three members of that entity that were involved in the transaction.
Payments to Acquire Trading Securities Held-for-investment									600,000	300,000	300,000
Licensing Agreement, Term								5 years
Legal Fees				4,800	4,800
Stock Repurchased During Period, Shares (in Shares)				30,000	30,000
Stock Repurchased During Period, Value				604,800	604,800
Investment Owned, at Cost	0	1,200,000	0									4,100,000
Treasury Stock, Value	$ 1,209,600	$ 0	$ 0
Treasury Stock, Shares (in Shares)	60,000					60,000